Stock Option Plans Other Stock Option Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost for stock options	$ 848	$ 1,087	$ 1,213
Weighted average grant date fair value	$ 3.53	$ 3.89	$ 4.43
Total intrinsic value of options exercised	125	259	975
Grant date fair value of options exercised	54	312	482
Cash received from options exercises	0	1,630	1,760
Tax benefit realized for option exercises	$ 0	$ 37	$ 227